Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

The Company’s cash and cash equivalent balance at December 31, 2018 and 2017 is denominated in the following currencies:

	December 31,
	2018	2017
	U.S. Dollars (in thousands)
US Dollars	49,678	36,636
New Israeli Shekels	2,790	1,122
Euro	1,486	3,603
Other currencies	981	2,383

	54,935	43,744